SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Current	$ 156,195	$ 126,808
Non-current		110,867
Lease liabilities	$ 156,195	$ 237,675	$ 365,356